LOANS - Interest income by portfolio (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of loans and receivables [Line Items]
Total interest income	$ 18,491,167	$ 17,390,615	$ 17,899,967
Commercial loans
Disclosure of loans and receivables [Line Items]
Total interest income	6,810,728	6,571,717	7,327,525
Loans to consumers
Disclosure of loans and receivables [Line Items]
Total interest income	8,914,970	8,220,751	8,034,338
Mortgages
Disclosure of loans and receivables [Line Items]
Total interest income	1,524,379	1,329,713	1,183,573
Microcredit
Disclosure of loans and receivables [Line Items]
Total interest income	106,062	108,472	113,774
Financial leasing
Disclosure of loans and receivables [Line Items]
Total interest income	$ 1,135,028	$ 1,159,962	$ 1,240,757